Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Aug. 24, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
Hamilton Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHMXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DUPXX
Premier Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DMEXX
Agency Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Agency Shares
Prospectus:
Trading Symbol	DGYXX
Classic Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Classic Shares
Prospectus:
Trading Symbol	DSSXX